Ally Master Owner Trust
Monthly Servicing Report
April 15, 2020

Distribution Information	Deal Information

1. Principal Receivables	Deal:	Ally Master Owner Trust
2. Interest Collections	Asset Type:	Commercial Floorplan
3. Principal Collections
4. Defaults
5. Monthly Payment Rates
6. Series Balances
7. Principal and Interest Allocations
8. Trust Accounts
9. Certificate Amounts	Collection Period, Begin:	3/1/2020
10. Redesignation/Addition of Accounts	Collection Period, End:	3/31/2020
11. Removal of Accounts	Determination Date:	4/10/2020
12. Credit Risk Retention	Distribution Date:	4/15/2020

ABS Investor Relations - Ally Financial Inc. as Servicer:
	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com

*During the March 2020 Collection Period the Servicer announced programs to support customers, employees, and communities during the COVID-19 pandemic, including a program that allows, for up to 120 days, a waiver of curtailments on wholesale floorplan loans, an increase in floorplan advance rates, a deferral of interest and insurance charges on wholesale borrowings, and a deferral of term loan payments (the “Commercial Automotive Support Program”). A significant number of our automotive-dealer customers have taken advantage of the Commercial Automotive Support Program.

Ally Master Owner Trust	Page 1 of 5

Ally Master Owner Trust
Monthly Servicing Report
April 15, 2020

1. Principal Receivables
Beginning Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained receivables)	$7,923,833,695.58

Plus Principal Additions	$3,859,515,874.98
Less Principal Collections	$(2,966,938,222.95)
Less Factory Credits	$(438,919,445.05)
Plus/Less Change in Dealer Reserves	$81,123,360.56
Plus Added Accounts - Receivables	$—
Less Removed Accounts - Receivables	$—
Less Administrative Repurchases	$—
Less Warranty Repurchases	$—
Less Defaulted Receivables	$—
Net Change in Pool Balance	$534,781,567.54

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts ( including retained receivables)	$8,458,615,263.12
Less All Bank Retained Receivables	$1,033,256,328.62
Ending Pool Balance	$7,425,358,934.50

Beginning Nonoverconcentration Pool Balance	$6,815,042,992.50
Ending Nonoverconcentration Pool Balance	$7,393,721,300.06
Average Nonoverconcentration Pool Balance	$7,054,314,037.49

Beginning Adjusted Nonoverconcentration Pool Balance	$6,815,042,992.50
Ending Adjusted Nonoverconcentration Pool Balance	$7,393,721,300.06
Average Adjusted Nonoverconcentration Pool Balance	$7,054,314,037.49

Beginning Overconcentration Pool Balance	$55,008,916.05
Ending Overconcentration Pool Balance	$31,637,634.44
Average Overconcentration Pool Balance	$43,248,838.96

Beginning Adjusted Overconcentration Pool Balance	$55,008,916.05
Ending Adjusted Overconcentration Pool Balance	$31,637,634.44
Average Adjusted Overconcentration Pool Balance	$43,248,838.96

2. Interest Collections

Monthly Yield	5.05%

Aggregate Dealer Interest Collections (collections period total)	$29,892,950.80
Less Overconcentration Interest Collections (collection period total)	$(182,152.02)
Plus Nonoverconcentration Recoveries (collection period total)	$—
Plus Excess Funding Account - Investment Proceeds (collection period total)	$—
Nonoverconcentration Interest Collections (collection period total)	$29,710,798.78

3. Principal Collections

Aggregate Dealer Principal Collections (collection period total)	$2,451,904,188.30
Less Overconcentration Principal Collections (collection period total)	$(14,970,771.48)
Nonoverconcentration Principal Collections (collection period total)	$2,436,933,416.82

4. Defaults

Defaulted Eligible Principal Receivables (collection period total)	$—
Less Aggregate Overconcentration Defaulted Amount (collection period total)	$—
Nonoverconcentration Defaulted Amount (collection period total)	$—

5. Monthly Payment Rates
Current Month	32.02%
Current Month - 1	30.61%
Current Month - 2	37.75%
Three Month Average Payment Rate	33.46%

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 Ally Master Owner Trust
Monthly Servicing Report
April 15, 2020

6. Series Balances	Beginning of Period	End of Period	Average
Series	Net Invested Amount	Net Invested Amount	Net Invested Amount

AMOT 2017-3	$664,451,827.00	$664,451,827.00	$664,451,827.00
AMOT 2018-1	$1,333,333,333.00	$1,333,333,333.00	$1,333,333,333.00
AMOT 2018-2	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00
AMOT 2018-3	$533,333,333.33	$533,333,333.33	$533,333,333.33
AMOT 2018-4	$533,333,333.33	$533,333,333.33	$533,333,333.33
Overconcentration Series	N/A	N/A	N/A
Nonoverconcentration Certificate Amount	$2,750,591,165.84	$3,329,269,473.40	$2,989,862,210.83
Overconcentration Certificate Amount	$55,008,916.05	$31,637,634.44	$43,248,838.96

Total	$6,870,051,908.55	$7,425,358,934.50	$7,097,562,876.45

7. Principal and Interest Allocations
	Floating	Fixed Series Percentage
Nonoverconcentration Series	Series Percentage	(Weighted Average)	Nonoverconcentration Principal Collections	Nonoverconcentration Interest Collections	Nonoverconcentration Defaulted Amount

AMOT 2017-3	9.42%	9.75%	$237,595,692.77	$2,798,485.36	$—
AMOT 2018-1	18.90%	19.56%	$476,775,356.89	$5,615,627.28	$—
AMOT 2018-2	14.18%	14.67%	$357,581,517.74	$4,211,720.46	$—
AMOT 2018-3	7.56%	7.83%	$190,710,142.79	$2,246,250.91	$—
AMOT 2018-4	7.56%	7.83%	$190,710,142.79	$2,246,250.92	$—

	Floating Series	Fixed Series Percentage	Overconcentration	Overconcentration	Overconcentration
Overconcentration Series	Percentage	(Weighted Average)	Principal Collections	Interest Collections	Defaulted Amount
N/A	0.00%	0.00%	$—	$—	$—

Certificate Amount	Certificate Interest %	Certificate Interest %	Principal Collections	Interest Collections	Defaulted Amount
Nonoverconcentration Interest	42.38%	40.35%	$983,560,563.84	$12,592,463.85	$—
Overconcentration Interest	100.00%	100.00%	$14,970,771.48	$182,152.02	$—

Total Nonoverconcentration	100.00%	100.00%	$2,436,933,416.82	$29,710,798.78	$—
Total Overconcentration	100.00%	100.00%	$14,970,771.48	$182,152.02	$—

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Ally Master Owner Trust
Monthly Servicing Report
April 15, 2020

8. Trust Accounts

Excess Funding Account
Beginning Period Balance	$—
Net Deposits (Withdrawals)	$—
Ending Period Balance	$—

Excess Funding Account as a percentage of aggregate Net Invested Amount as of end of Collection Period	0.00%
Excess Funding Account - Investment Proceeds (collection period total)	$—
Excess Funding Account balance as of Determination Date after giving effect to Distribution Date Cashflows	$—

Cash Collateral Account
Beginning Period Balance	$—
Net Deposits (Withdrawals)	$—
Ending Period Balance	$—

Cash Collateral Account as a percentage of aggregate Net Invested Amount as of end of Collection Period	0.00%
Cash Collateral Account - Investment Proceeds (collection period total)	$—
Cash Collateral Account balance as of Determination Date after giving effect to Distribution Date Cashflows	$—

Servicer Transition Cost Reserve Account
Beginning Period Balance	$200,000.00
Net Deposits (Withdrawals)	$—
Ending Period Balance	$200,000.00

9. Certificate Amount

Series	Required Pool %	Required Nonoverconcentration Certificate Amount - End of Collection Period

AMOT 2017-3	100%	$—
AMOT 2018-1	100%	$—
AMOT 2018-2	100%	$—
AMOT 2018-3	100%	$—
AMOT 2018-4	100%	$—

Required Nonoverconcentration Certificate Amount		$—
Nonoverconcentration Certificate Amount		$3,329,269,473.40

Series	Required Pool %	Required Overconcentration Certificate Amount - End of Collection Period
Overconcentration Series	-	$—

Required Overconcentration Certificate Amount		$—
Overconcentration Certificate Amount		$31,637,634.44

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Ally Master Owner Trust
Monthly Servicing Report
April 15, 2020

10.	Addition of Accounts
	Calendar Quarter Addition Summary	Amount	% of Pool - QTD
	Number of Receivables Added	0	0.00%
	Balance of Receivables Added	$0.00	0.00%
	Calendar Year Addition Summary	Amount	% of Pool - YTD
	Number of Accounts Added	0	0.00%
	Balance of Receivables Added	$0.00	0.00%

11.	Removal of Accounts
		Amount
	Number of Accounts Removed	0
	Balance of Receivables Removed	$0.00

12.	Credit Risk Retention

The percentage based on fair value of the eligible horizontal residual interest retained by the depositor for each outstanding series of notes, as of the closing date for each outstanding series of notes, issued by the issuing entity after December 24, 2016:

	Series 2017-3 Class E Notes	9.09%
	Series 2018-1 Class E Notes	9.37%
	Series 2018-2 Class E Notes	9.31%
	Series 2018-3 Class E Notes	10.83%
	Series 2018-4 Class E Notes	9.37%

Net qualifying seller’s interest required to be held by a wholly-owned affiliate of Ally Bank pursuant to 17 C.F.R. §246.5(g) as a percent of the aggregate unpaid principal balance of all outstanding investor ABS interest issued by the issuing entity (qualifying seller’s interest of not less than 5% of the aggregate unpaid principal balance of all outstanding investor ABS interest issued by the issuing entity, less the minimum percentage based on fair value of the eligible horizontal residual interest it retains for each outstanding series of notes issued by the issuing entity after December 24, 2016).

		0.00%

Ally Master Owner Trust	Page 5 of 5